INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

Intangible assets, net consisted of the following:

	As of	As of
	September 30, 2020	September 30, 2019
Land use rights	$2,393,660	$2,281,326
Software	39,916	28,794
License for drug manufacturing	58,796	56,648
Total	2,492,372	2,366,768
Less: accumulated amortization	(610,650)	(532,638)
Intangible assets, net	$1,881,722	$1,834,130

Schedule of estimated future amortization expense for intangible assets

Estimated future amortization expense for intangible assets is as follows:

Amortization
Year ending September 30,	expense
2021	$58,554
2022	56,942
2023	54,721
2024	52,326
2025	52,326
Thereafter	1,606,853
$1,881,722